Note 12 - Voyage Expenses, Net and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Vessel Voyage and Operating Expenses [Text Block]

12.         Voyage Expenses, net and Vessel Operating Expenses

These consist of:

	Year ended December 31,
	2019	2020	2021
Voyage expenses, net
Port charges and canal dues	262,806	205,880	209,405
Bunkers	854,216	79,252	(965,403)
Total	1,117,022	285,132	(755,998)

Vessel operating expenses
Crew wages and related costs	6,778,958	6,744,095	8,046,730
Insurance	872,131	1,085,663	1,300,050
Repairs and maintenance	375,338	352,890	397,551
Lubricants	724,837	696,297	866,772
Spares and consumable stores	1,368,325	2,040,039	2,055,920
Professional and legal fees	264,704	273,958	369,758
Other	392,045	410,472	528,311
Total	10,776,338	11,603,414	13,565,092